UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices) (Zip code)

James Ash

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

03/31

Date of reporting period: 12/31/11

Item 1.  Schedule of Investments.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)

Shares				Value
	COMMODITY TRADING ADVISORS - 15.3%
9,130,477	Banyan Capital Fund LP * ++			$ 9,030,397
9,139,713	Conquest Macro Fund, LLC Series C3 *			8,330,478
21,738,849	Crabel Multi-Product Class A *			21,616,165
11,050,558	Paskewitz Contrarian Stock Index *			10,532,483
9,187,113	Quantitative Global 3x Fund, Ltd. * + ++			9,633,341
10,680,783	The Tap Fund, Ltd. * + ++			9,830,324

	TOTAL COMMODITY TRADING ADVISORS (Cost $68,916,552)			68,973,188

Principal ($)		Coupon (%)	Maturity	Value
	CORPORATE BONDS & NOTES - 37.5%
	AREOSPACE/DEFENSE - 0.6%
$ 2,725,000	Raytheon Co.	1.6250	10/15/2015	2,754,185

	AUTOMOBILE ABS - 2.8%
1,804,833	Ally Auto Receivables Trust Class A1	0.3154	9/17/2012	1,804,269
2,066,268	BMW Vehicle Lease Trust Class	0.3056	9/25/2012	2,066,268
3,000,000	BMW Vehicle Lease Trust Class A2	0.6400	4/22/2013	2,998,125
2,100,623	Nissan Auto Lease Trust	1.3900	1/15/2016	2,103,248
457,062	Santander Drive Auto Receivables Trust Class A2	1.3600	3/15/2013	457,312
600,000	Volkswagen Auto Lease Trust	1.0000	2/20/2014	600,188
2,625,185	Volkswagen Auto Loan Enhanced Trust Class A2	0.6700	12/20/2013	2,624,364
				12,653,774
	AUTO PARTS & EQUIPMENT - 0.4%
2,000,000	Johnson Controls, Inc.	2.6000	12/1/2016	2,017,060

	BANKS - 3.5%
2,500,000	JPMorgan Chase & Co. Series MTN	2.0500	1/24/2014	2,499,050
1,000,000	JPMorgan Chase & Co.	4.7500	5/1/2013	1,043,780
5,000,000	Royal Bank of Canada **	1.2531	10/30/2014	4,976,600
5,000,000	The Toronto-Dominion Bank **	0.7391	7/26/2013	4,981,850
2,000,000	Wells Fargo & Co.	5.2500	10/23/2012	2,067,680
				15,568,960
	BEVERAGES - 3.6%
5,000,000	Anheuser-Bush InBev Worldwide, Inc. **	1.1066	1/27/2014	4,991,250
5,000,000	Diageo Capital PLC	5.5000	9/30/2016	5,754,250
3,000,000	PepsiCo, Inc.	2.5000	5/10/2016	3,127,020
2,350,000	PepsiCo, Inc. **	0.5217	5/10/2013	2,352,985
				16,225,505
	COMMERCIAL MBS - 1.4%
72,680	Bear Stearns Commercial Mortgage Securities
	Class A4	4.5210	11/11/2041	72,686
501,349	Credit Suisse First Boston Mortgage Securities
	Corp. Class A4	4.2830	10/15/2039	503,054
5,673,000	Merrill Lynch Mortgage Trust
	Class A4	5.6190	7/12/2034	5,714,923
				6,290,663
	COMPUTERS - 0.4%
1,600,000	Hewlett-Packard Co.	2.3500	3/15/2015	1,591,056

	CREDIT CARD - 1.1%
5,000,000	GE Capital Credit Card Master Note Trust **	0.5151	9/15/2016	5,000,000

	DIVERSIFIED FINANCIAL SERVICES - 2.5%
1,933,000	American Express Co.	4.8750	7/15/2013	2,020,198
5,000,000	General Electric Capital Corp. **	1.4325	1/7/2014	4,917,300
2,000,000	General Electric Capital Corp.	4.8750	3/4/2015	2,172,260
2,000,000	HSBC Finance Corp.	6.3750	11/27/2012	2,058,360
				11,168,118
	FOOD - 1.2%
5,000,000	Hershey Co. (The)	5.0000	4/1/2013	5,236,750

	GAS - 1.0%
4,000,000	National Grid PLC	6.3000	8/1/2016	4,612,200

	MACHINERY-CONSTRUCTION & MINING - 1.1%
5,000,000	Caterpillar, Inc.	0.6494	5/21/2013	5,007,200

	MEDIA - 1.3%
5,000,000	TCI Communications, Inc.	8.7500	8/1/2015	6,081,550

	MINING - 2.5%
2,750,000	BHP Billiton Finance USA Ltd.	5.5000	4/1/2014	3,012,790
5,000,000	Barrick Gold Corp.	1.7500	5/30/2014	5,041,100
3,000,000	Rio Tinto Finance USA Ltd.	5.8750	7/15/2013	3,199,770
				11,253,660
	OIL & GAS - 4.4%
5,000,000	BP Capital Markets PLC **	0.9783	6/6/2013	5,003,950
1,750,000	ConocoPhillips	4.7500	10/15/2012	1,803,707
3,250,000	ConocoPhillips	4.7500	2/1/2014	3,513,412
2,000,000	Shell International Finance BV	3.1000	6/28/2015	2,131,440
1,000,000	Statoil ASA	1.8000	11/23/2016	1,009,440
5,000,000	Total Capital Canada Ltd. **	0.5428	5/13/2013	5,003,800
1,540,000	XTO Energy, Inc.	7.5000	4/15/2012	1,570,184
				20,035,933

	PHARMACEUTICALS - 1.0%
4,065,000	Wyeth	5.5000	2/1/2014	4,447,029

	PIPELINES - 1.1%
5,000,000	Kinder Morgan Energy Partners LP	7.1250	3/15/2012	5,056,800

	RETAIL - 1.1%
2,000,000	Home Depot, Inc.	5.4000	3/1/2016	2,310,760
2,437,000	Wal-mart Stores, Inc.	3.2000	5/15/2014	2,582,489
				4,893,249

	REITS - 1.3%
5,000,000	Simon Propery Group LP	5.8750	3/1/2017	5,641,150

	TELECOMMUNICATIONS - 4.0%
5,000,000	AT&T, Inc.	2.9500	5/15/2016	5,218,100
5,000,000	Cisco Systems, Inc.	0.7935	3/14/2014	4,991,800
5,000,000	Verizon Communications, Inc. Series A **	1.1838	3/28/2014	4,995,850
2,613,000	Verizon Virginia, Inc. Series A	4.6250	3/15/2013	2,719,061
				17,924,811

	TOYS - 1.2%
5,000,000	Mattel, Inc.	5.6250	3/15/2013	5,246,200

	TOTAL CORPORATE BONDS & NOTES (Cost $168,838,699)			168,705,853

	GOVERNMENT & AGENCY OBLIGATIONS - 25.4%
2,000,000	Federal Agricultural Mortgage Corp.	2.1100	3/15/2012	2,006,520
1,031,000	Federal Farm Credit Bank	2.2500	4/24/2012	1,037,990
1,500,000	Federal Farm Credit Bank	2.1250	6/18/2012	1,514,040
5,000,000	Federal Home Loan Banks **	0.4732	12/20/2012	5,013,650
5,000,000	Federal Home Loan Banks **	0.2250	11/26/2012	5,013,800
5,000,000	Federal Home Loan Mortgage Corp. **	0.2653	11/4/2013	4,997,000
2,000,000	Federal Home Loan Mortgage Corp.	0.7000	7/25/2013	2,000,540
3,000,000	Federal Home Loan Mortgage Corp.	2.1250	3/23/2012	3,013,590
3,000,000	Federal Home Loan Mortgage Corp.	2.1250	9/21/2012	3,042,030
1,000,000	Federal National Mortgage Association	1.0000	4/4/2012	1,002,330
3,000,000	Federal National Mortgage Association	1.4200	1/13/2014	3,000,870
2,000,000	Federal National Mortgage Association	1.2500	6/22/2012	2,010,680
1,800,000	Federal National Mortgage Association	0.5000	9/6/2013	1,799,118
5,000,000	Federal National Mortgage Association	0.4500	9/6/2013	4,997,250
5,000,000	Province Of Ontario Canada	4.1000	6/16/2014	5,374,500
5,000,000	Province Of Quebec Canada	4.8750	5/5/2014	5,453,150
5,000,000	United States Treasury Note/Bond	4.5000	4/30/2012	5,072,070
5,000,000	United States Treasury Note/Bond	2.7500	10/31/2013	5,226,953
5,000,000	United States Treasury Note/Bond	1.3750	2/15/2012	5,007,813
5,000,000	United States Treasury Note/Bond	1.3750	3/15/2012	5,013,281
5,000,000	United States Treasury Note/Bond	1.8750	6/15/2012	5,040,820
5,000,000	United States Treasury Note/Bond	1.5000	7/15/2012	5,037,500
5,000,000	United States Treasury Note/Bond	1.7500	8/15/2012	5,050,976
5,000,000	United States Treasury Note/Bond	1.3750	10/15/2012	5,048,633
5,000,000	United States Treasury Note/Bond	1.3750	11/15/2012	5,053,321
5,000,000	United States Treasury Note/Bond	1.3750	1/15/2012	5,062,109
5,000,000	United States Treasury Note/Bond	0.8750	1/31/2012	5,003,125
5,000,000	United States Treasury Note/Bond	1.3750	2/15/2013	5,066,602
2,500,000	United States Treasury Note/Bond	0.7500	5/31/2012	2,507,129
	TOTAL GOVERNMENT &
	AGENCY OBLIGATIONS (Cost $114,368,133)			114,467,390

Shares
	MONEY MARKET FUND - 1.2%
5,589,410	BlackRock Liquidity Funds T-Fund Portfolio + (Cost $5,589,410)			5,589,410

	TOTAL INVESTMENTS - 79.4% (Cost $357,712,794) (a)			$ 357,735,841
	OTHER ASSETS LESS LIABILITIES - 20.6%			92,893,765
	TOTAL NET ASSETS - 100.0%			$ 450,629,606

* Non-Income producing investment.
** Floating rate security - interest rate subject to periodic change.
+ All or a portion of this investment is a holding of PFS Fund Limited.
++ Restricted securities. The aggregate value of such securities is 6.3% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
^ All or a portion of this investment is a holding of AlphaMetrix Stratetgies Offshore Fund Ltd, a commodity trading advisor.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:	$ 2,055,684
			Unrealized depreciation:	(2,032,637)
		Net unrealized depreciation:		$ 23,047

STATEMENT OF FINANCIAL FUTURES ^

Open Long Future Contracts +	Description	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
42	APR 12 ICE BRENT CRD	4,444,440	32,340
27	APR 12 PLATINUM	1,943,105	(46,490)
31	AUG 12 NYM RBOB GAS	3,516,101	(17,627)
55	FEB 12 CATTLE	2,644,562	27,338
29	FEB 12 CATTLE	1,429,990	(21,170)
6	FEB 12 CATTLE	301,380	(9,900)
51	FEB 12 CATTLE	2,491,651	(14,071)
17	FEB 12 CME LEAN HOGS	576,795	(3,555)
1	FEB 12 CME LEAN HOGS	34,490	(770)
11	FEB 12 CME LEAN HOGS	380,160	(9,240)
12	FEB 12 GOLD-COMEX	1,911,960	(31,800)
2	FEB 12 GOLD-COMEX	344,840	(31,480)
5	FEB 12 HEATNG OIL	602,511	9,471
2	FEB 12 HEATNG OIL	245,028	(235)
25	FEB 12 HEATNG OIL	3,063,375	(3,465)
32	FEB 12 HEATNG OIL	3,927,638	(10,954)
68	FEB 12 ICE BRENT CRD	7,229,310	72,530
1	FEB 12 ICE BRENT CRD	106,480	900
12	FEB 12 ICE BRENT CRD	1,311,240	(22,680)
11	FEB 12 ICE BRENT CRD	1,176,390	4,790
2	FEB 12 ICE GAS OIL	176,750	6,850
1	FEB 12 LME ALUM US	52,875	(2,754)
16	FEB 12 LME ALUM US	817,740	(14,676)
1	FEB 12 LME COPPER US	201,000	(11,061)
2	FEB 12 LME NICKEL US	218,064	6,493
6	FEB 12 LME NICKEL US	681,552	(8,316)
5	FEB 12 LME ZINC US	245,241	(15,859)
10	FEB 12 LME ZINC US	475,575	(16,810)
1	FEB 12 LME ZINC US	50,819	(4,942)
6	FEB 12 LT CRUDE	562,300	30,680
6	FEB 12 LT CRUDE	586,320	6,660
3	FEB 12 LT CRUDE	296,160	330
6	FEB 12 LT CRUDE	596,520	(3,540)
42	FEB 12 LT CRUDE	4,185,630	(34,770)
2	FEB 12 LT CRUDE	199,960	(2,300)
30	FEB 12 LT CRUDE	3,037,750	(72,850)
39	FEB 12 LT CRUDE	3,877,650	(23,280)
1	FEB 12 NATURAL GAS	30,226	(336)
15	FEB 12 NATURAL GAS	478,800	(30,450)
2	FEB 12 NATURAL GAS	60,239	(459)
14	FEB 12 NYM RBOB GAS	1,485,925	76,627
2	FEB 12 NYM RBOB GAS	215,750	7,472
17	FEB 12 NYM RBOB GAS	1,905,737	(8,354)
3	JAN 12 AEX INDEX EURO	240,948	2,278
7	JAN 12 CME FLD MILK	241,520	120
18	JAN 12 FDR CATTLE	1,317,350	(200)
20	JAN 12 ICE GAS OIL	1,839,175	8,825
6	JAN 12 LME ALUM US	325,388	(25,142)
1	JAN 12 LME COPPER US	183,425	6,316
4	JAN 12 LME NICKEL US	461,544	(12,197)
5	JAN 12 MON CAC40 10EU	199,033	5,791
6	JAN 12 MON CAC40 10EU	240,431	5,358
1	JAN 12 OMXS30 IDX FUT	13,880	479
320	JUL 12 KC WHEAT	11,928,975	(216,975)
51	JUN 12 EURO DLRS	12,655,337	4,775
38	JUN 12 IR 90 DAY BILL	3,745,777	(2,215)
2	JUN 12 IR 90 DAY BILL	197,650	(1,338)
29	JUN 12 LIF 3M EURIBOR	9,284,245	9,787
1	JUN 12 LIF 3M INT	191,578	97
42	JUN 12 NYM RBOB GAS	4,785,602	49,522
1	JUN 12 TIFFE EURO YEN	323,681	(16)
1	JUN 12 TIFFE EURO YEN	323,665	-
1	JUN 13 EURO DLRS	248,250	(163)
31	JUN 13 LIF 3M EURIBOR	9,903,650	24,831
27	JUN 13 LIF 3M INT	5,173,157	3,120
41	JUN 13 LT CRUDE	3,937,230	10,660
17	JUN 13 LT CRUDE	1,649,510	(12,580)
3	JUN 13 LT CRUDE	287,826	1,044
9	JUN 13 LT CRUDE	872,264	(5,654)
4	JUN 13 LT CRUDE	385,320	(160)
33	MAR 12 10YR T-NOTES	4,284,656	42,469
53	MAR 12 10YR T-NOTES	6,884,234	65,390
35	MAR 12 10YR T-NOTES	4,547,539	41,836
21	MAR 12 10YR T-NOTES	2,729,578	24,047
78	MAR 12 10YR T-NOTES	10,139,867	87,883
30	MAR 12 10YR T-NOTES	3,916,875	16,875
13	MAR 12 10YR T-NOTES	1,705,031	(406)
8	MAR 12 10YR T-NOTES	1,049,500	(500)
233	MAR 12 5 YR NOTE	28,544,680	174,390
83	MAR 12 5 YR NOTE	10,182,875	47,523
21	MAR 12 5 YR NOTE	2,576,438	11,977
76	MAR 12 5 YR NOTE	9,327,250	40,343
39	MAR 12 5 YR NOTE	4,788,867	18,187
81	MAR 12 5 YR NOTE	9,946,445	37,437
100	MAR 12 5 YR NOTE	12,286,352	39,429
1	MAR 12 5 YR NOTE	123,234	23
19	MAR 12 5 YR NOTE	2,342,641	(742)
30	MAR 12 AUSTRALIAN $	2,938,020	113,280
26	MAR 12 AUSTRALIAN $	2,550,600	93,860
46	MAR 12 AUSTRALIAN $	4,535,370	143,290
4	MAR 12 AUSTRALIAN $	405,980	860
29	MAR 12 B-POUND	2,831,188	(21,813)
2	MAR 12 B-POUND	193,988	(238)
241	MAR 12 CBT MINI DOW 5	14,382,902	257,848
33	MAR 12 CBT MINI DOW 5	1,999,175	5,575
18	MAR 12 CBT MINI DOW 5	1,091,300	2,200
1	MAR 12 CBT MINI DOW 5	60,800	(50)
51	MAR 12 CBT ROUGH RICE	1,439,020	77,210
30	MAR 12 CDN DOLLAR	2,878,040	68,260
4	MAR 12 CDN DOLLAR	386,780	6,060
2	MAR 12 CDN DOLLAR	196,360	60
15	MAR 12 CME REV LUMBER	446,040	(15,225)
15	MAR 12 COCOA	388,290	(71,940)
9	MAR 12 COFFEE 'C'	770,381	(4,763)
12	MAR 12 CORN	379,800	8,100
94	MAR 12 CORN	3,026,800	11,750
80	MAR 12 CORN	2,398,854	187,146
1	MAR 12 CORN	30,288	2,038
48	MAR 12 CORN	1,477,562	74,038
12	MAR 12 CORN	372,450	15,450
161	MAR 12 CORN	5,021,900	182,425
3	MAR 12 COTTON	137,655	45
13	MAR 12 EMINI S&P 500	800,425	13,765
29	MAR 12 EMINI S&P 500	1,796,537	19,733
2	MAR 12 EMINI S&P 500	125,813	(553)
1	MAR 12 EURX DAX INDEX	184,231	6,648
4	MAR 12 EURX DAX INDEX	752,390	11,129
287	MAR 12 EURX E-SCHATZ	40,889,762	91,253
140	MAR 12 EURX E-SCHATZ	19,958,788	31,951
266	MAR 12 EURX E-SCHATZ	37,940,314	42,091
216	MAR 12 EURX E-SCHATZ	30,826,006	16,849
15	MAR 12 EURX E-STXX 50	435,516	12,501
1	MAR 12 EURX E-STXX 50	29,130	738
2	MAR 12 EURX EURO-BOBL	318,374	5,435
100	MAR 12 EURX EURO-BOBL	15,990,805	199,680
76	MAR 12 EURX EURO-BOBL	12,255,489	49,279
51	MAR 12 EURX EURO-BOBL	8,231,214	25,934
5	MAR 12 EURX EURO-BUND	898,623	1,035
20	MAR 12 EURX EURO-BUND	3,594,751	3,882
6	MAR 12 EURX EURO-BUND	1,080,056	(466)
4	MAR 12 EURX EURO-BUND	696,329	23,397
27	MAR 12 EURX EURO-BUND	4,759,182	98,973
2	MAR 12 EURX EURO-BUND	355,256	4,607
20	MAR 12 EURX EURO-BUND	3,564,417	34,216
55	MAR 12 EURX EURO-BUND	9,835,031	61,211
1	MAR 12 EURX EURO-BUND	180,035	(104)
2	MAR 12 HI-GRD COPPER	166,075	5,725
40	MAR 12 HI-GRD COPPER	3,447,000	(11,000)
24	MAR 12 IMM EMINI MDCP	2,117,625	(12,105)
22	MAR 12 IMM EMINI NSDQ	1,020,184	(19,404)
2	MAR 12 IMM EMINI NSDQ	92,060	(1,080)
1	MAR 12 IMM EMINI NSDQ	44,895	595
2	MAR 12 IMM EMINI NSDQ	90,530	450
2	MAR 12 IMM EMINI NSDQ	91,180	(200)
8	MAR 12 IMM EMINI NSDQ	362,000	1,920
6	MAR 12 IMM EURO FX	1,006,238	(33,638)
13	MAR 12 IMM MEX PESO	462,725	1,050
21	MAR 12 IMM MEX PESO	749,325	(150)
13	MAR 12 JAPANESE YEN	2,086,156	27,969
19	MAR 12 JAPANESE YEN	3,059,350	30,525
5	MAR 12 JAPANESE YEN	805,688	7,438
32	MAR 12 JAPANESE YEN	5,161,875	42,125
27	MAR 12 JAPANESE YEN	4,376,062	14,813
45	MAR 12 JAPANESE YEN	7,294,062	24,063
52	MAR 12 JAPANESE YEN	8,455,200	1,300
23	MAR 12 KC WHEAT	816,175	8,375
42	MAR 12 LIF LONG GILT	7,402,900	212,019
1	MAR 12 LIF LONG GILT	176,719	4,589
12	MAR 12 LIF LONG GILT	2,124,841	50,850
22	MAR 12 LIF LONG GILT	3,923,732	65,035
33	MAR 12 LIF LONG GILT	5,960,966	22,185
3	MAR 12 LME ALUM US	151,444	(401)
1	MAR 12 LME ALUM US	49,563	900
1	MAR 12 LME LEAD US	49,100	1,731
1	MAR 12 LME NICKEL US	107,700	4,563
2	MAR 12 LME NICKEL US	224,382	153
1	MAR 12 LME NICKEL US	111,600	660
1	MAR 12 LME TIN US	93,850	2,102
1	MAR 12 LME ZINC US	46,200	(141)
3	MAR 12 LME ZINC US	141,038	(2,756)
28	MAR 12 ME 10Y CDN BND	3,640,548	40,528
36	MAR 12 MPLS WHEAT	1,540,325	(11,225)
28	MAR 12 MPLS WHEAT	1,218,412	(29,113)
9	MAR 12 NEW FTSE 100	748,671	23,751
1	MAR 12 NEW FTSE 100	85,522	302
6	MAR 12 NEW ZEALAND $	447,240	18,780
21	MAR 12 NEW ZEALAND $	1,566,980	64,090
1	MAR 12 NEW ZEALAND $	77,560	110
3	MAR 12 NY SILVER	423,375	(4,650)
7	MAR 12 NYCE FCOJ-A	174,825	2,625
5	MAR 12 NYF SM RUSS2K	369,685	(285)
27	MAR 12 NYF SM RUSS2K	2,001,453	(6,693)
115	MAR 12 NYM RBOB GAS	12,690,461	134,155
1	MAR 12 PALLADIUM	62,500	3,115
42	MAR 12 S&P 500	13,099,300	53,000
19	MAR 12 SFE 10Y T-BOND	1,868,083	20,258
85	MAR 12 SFE 10Y T-BOND	8,358,319	80,556
1	MAR 12 SFE 10Y T-BOND	98,345	843
31	MAR 12 SFE 10Y T-BOND	3,048,807	25,000
60	MAR 12 SFE 3Y T-BOND	5,948,369	(6,863)
33	MAR 12 SFE 3Y T-BOND	3,272,196	(5,548)
1	MAR 12 SFE SPI 200	104,413	(1,687)
3	MAR 12 SOYBEAN ML	94,110	(180)
9	MAR 12 SOYBEAN ML	282,870	(1,080)
10	MAR 12 SOYBEANS	587,525	16,350
6	MAR 12 SOYBEANS	361,800	525
2	MAR 12 SOYBEANS	121,200	(425)
33	MAR 12 SOYBEANS	2,005,575	(12,788)
8	MAR 12 SOYBEANS	484,300	(1,200)
3	MAR 12 SUGAR # 11	80,069	(1,781)
12	MAR 12 SYBEAN OIL	375,552	1,872
5	MAR 12 SYBEAN OIL	156,690	570
20	MAR 12 SYBEAN OIL	627,720	1,320
1	MAR 12 TSE 10YR JGB	1,845,004	5,197
2	MAR 12 TSE 10YR JGB	3,690,008	10,394
1	MAR 12 TSE 10YR JGB	1,845,004	5,197
1	MAR 12 TSE 10YR JGB	1,845,004	5,197
1	MAR 12 TSE 10YR JGB	1,845,004	5,197
1	MAR 12 TSE 10YR JGB	1,845,004	5,197
1	MAR 12 TSE 10YR JGB	1,848,122	2,079
1	MAR 12 TSE 10YR JGB	1,848,122	2,079
3	MAR 12 TSE 10YR JGB	5,549,823	780
11	MAR 12 TSE 10YR JGB	20,225,015	127,192
8	MAR 12 TSE 10YR JGB	14,719,496	82,110
6	MAR 12 TSE 10YR JGB	11,045,078	56,126
1	MAR 12 TSE 10YR JGB	1,850,590	(390)
1	MAR 12 TSE 10YR JGB	1,849,161	1,039
10	MAR 12 TSE 10YR JGB	18,500,708	1,299
18	MAR 12 US $ INDEX	1,442,520	6,876
240	MAR 12 US $ INDEX	19,256,400	68,880
78	MAR 12 US $ INDEX	6,286,820	(6,104)
124	MAR 12 US $ INDEX	10,020,160	(35,432)
6	MAR 12 US $ INDEX	485,724	(2,592)
8	MAR 12 US 2YR T-NOTE	1,763,250	1,125
20	MAR 12 US T-BONDS	2,859,039	37,211
24	MAR 12 US T-BONDS	3,438,031	37,469
30	MAR 12 US T-BONDS	4,302,727	41,648
30	MAR 12 US T-BONDS	4,310,188	34,188
5	MAR 12 US T-BONDS	718,938	5,125
13	MAR 12 US T-BONDS	1,887,406	(4,844)
42	MAR 12 WHEAT	1,291,075	79,700
10	MAR 12 WHEAT	309,384	16,991
2	MAR 12 WHEAT	64,600	675
14	MAR 12 WHEAT	457,100	(175)
1	MAR 12 WHEAT	32,489	148
22	MAR 13 LIF 3M EURIBOR	7,033,385	16,904
25	MAR 13 LIF 3M INT	4,795,795	(1,977)
5	MAY 12 NYM RBOB GAS	569,864	10,282
14	NOV 12 SOYBEANS	801,905	41,070
9	OCT 12 CATTLE	454,540	7,700
6	OCT 12 CME LEAN HOGS	206,111	(4,871)
3	OCT 12 MYM RBOB GAS	319,990	(1,537)
12	OCT 12 MYM RBOB GAS	1,290,290	(16,481)
9	OCT 12 MYM RBOB GAS	958,230	(2,873)
11	OCT 12 MYM RBOB GAS	1,170,985	(3,326)
14	OCT 12 MYM RBOB GAS	1,478,820	7,291
3	SEP 12 EURO DLRS	744,225	263
12	SEP 12 EURO DLRS	2,977,650	300
13	SEP 12 EURO DLRS	3,226,438	(325)
55	SEP 12 EURO DLRS	13,650,313	(1,375)
61	SEP 12 HEATNG OIL	7,483,212	(184,330)
29	SEP 12 ICE BRENT CRD	3,080,320	(37,640)
37	SEP 12 IR 90 DAY BILL	3,641,543	17,045
64	SEP 12 LIF 3M EURIBOR	20,491,912	28,373
125	SEP 12 LIF 3M EURIBOR	40,046,474	32,207
49	SEP 12 LIF 3M EURIBOR	15,700,879	9,965
57	SEP 12 LIF 3M INT	10,924,945	3,856
34	SEP 12 LT CRUDE	3,356,571	5,009
2	SEP 12 TIFFE EURO YEN	647,330	(65)
6	SEP 12 TIFFE EURO YEN	1,941,892	(97)
18	SEP 13 EURO DLRS	4,467,075	(2,625)
34	SEP 13 LIF 3M EURIBOR	10,860,702	20,900
31	SEP 13 LIF 3M INT	5,939,781	950
2	DEC 12 CME LEAN HOGS	64,789	(1,069)
143	DEC 12 CORN	3,936,083	255,605
19	DEC 12 CORN	526,232	30,705
10	DEC 12 CORN	276,250	16,875
55	DEC 12 CORN	1,611,164	1,024
3	DEC 12 EURO DLRS	744,863	(525)
15	DEC 12 EURO DLRS	3,725,438	(3,750)
47	DEC 12 EURO DLRS	11,661,875	(588)
43	DEC 12 IR 90 DAY BILL	4,239,515	(9,932)
33	DEC 12 LIF 3M EURIBOR	10,562,590	16,047
90	DEC 12 LIF 3M EURIBOR	28,820,594	30,233
7	DEC 12 LIF 3M EURO SF	1,864,677	772
53	DEC 12 LIF 3M INT	10,143,749	18,119
3	DEC 12 LIF 3M INT	574,909	291
17	DEC 12 LT CRUDE	1,671,888	(4,018)
4	DEC 12 LT CRUDE	397,344	(4,904)
6	DEC 12 LT CRUDE	591,176	(2,516)
14	DEC 12 ME 3M BAX	3,407,937	(7,121)
17	DEC 12 NYM RBOB GAS	1,756,797	14,923
7	DEC 12 TIFFE EURO YEN	2,265,541	(227)
1	DEC 12 TIFFE EURO YEN	323,665	(49)
1	DEC 12 TIFFE EURO YEN	323,616	-
1	DEC 12 TIFFE EURO YEN	323,632	(16)
5	DEC 12 TIFFE EURO YEN	1,618,244	(162)
21	DEC 13 EURO DLRS	5,207,287	(1,650)
236	DEC 13 ICE BRENT CRD	23,423,520	11,280
29	DEC 13 LIF 3M EURIBOR	9,272,081	372
35	DEC 13 LIF 3M INT	6,702,393	1,492
34	DEC 14 LT CRUDE	3,087,970	40,370
40	DEC 15 EURO DLRS	9,779,783	20,717
46	DEC 16 EURO DLRS	11,191,090	21,985
		Net Unrealized Appreciation from Open Long Futures Contracts	$ 4,032,411

Open Short Future Contracts +	Description	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	APR 12 CATTLE	49,195	(985)
13	APR 12 CATTLE	633,278	(19,062)
14	APR 12 CATTLE	690,796	(11,724)
1	APR 12 CATTLE	49,072	(1,108)
11	APR 12 CATTLE	555,397	3,417
2	APR 12 CATTLE	101,030	670
10	APR 12 CATTLE	506,422	4,622
51	APR 12 CATTLE	2,569,087	9,907
8	APR 12 CME LEAN HOGS	278,310	(2,330)
17	APR 12 CME LEAN HOGS	600,675	4,315
233	APR 12 NYM RBOB GAS	27,008,290	(80,336)
11	APR 12 PLATINUM	773,845	1,150
8	AUG 12 CME LEAN HOGS	312,521	10,601
29	AUG 12 ICE BRENT CRD	3,093,820	39,830
1	AUG 12 LT CRUDE	99,456	306
16	CALL FEB 12 EURX EUROBOBL	6,419	(1,242)
5	CALL MAR 12 US T-BONDS	9,297	(10,313)
4	FEB 12 CATTLE	192,700	(1,620)
22	FEB 12 CME LEAN HOGS	733,290	(8,550)
23	FEB 12 GOLD-COMEX	3,636,880	33,240
12	FEB 12 GOLD-COMEX	1,917,451	37,291
2	FEB 12 GOLD-COMEX	323,200	9,840
3	FEB 12 GOLD-COMEX	470,970	930
8	FEB 12 HEATNG OIL	937,339	(41,832)
8	FEB 12 HEATNG OIL	947,419	(31,752)
7	FEB 12 ICE BRENT CRD	751,450	(210)
7	FEB 12 ICE BRENT CRD	760,920	9,260
9	FEB 12 LME ALUM US	481,500	30,407
16	FEB 12 LME ALUM US	844,000	40,936
1	FEB 12 LME COPPER US	192,706	2,767
2	FEB 12 LME NICKEL US	228,600	4,043
3	FEB 12 LME NICKEL US	318,024	(18,594)
2	FEB 12 LME NICKEL US	211,644	(12,768)
1	FEB 12 LME NICKEL US	104,760	(7,446)
11	FEB 12 LME ZINC US	517,000	12,359
18	FEB 12 NATURAL GAS	566,930	28,910
68	FEB 12 NATURAL GAS	2,142,000	109,480
37	FEB 12 NATURAL GAS	1,166,210	60,280
3	FEB 12 NATURAL GAS	109,900	20,230
17	FEB 12 NATURAL GAS	509,150	1,020
9	JAN 12 AEX INDEX EURO	717,216	(12,462)
9	JAN 12 CME REV LUMBER	231,000	(13,629)
3	JAN 12 FDR CATTLE	218,100	(1,425)
10	JAN 12 HS INDEX	1,195,804	8,045
2	JAN 12 ICE GAS OIL	183,900	(900)
5	JAN 12 LME ALUM US	273,750	23,545
1	JAN 12 LME ALUM US	52,750	2,709
1	JAN 12 LME COPPER US	170,588	(19,154)
4	JAN 12 LME NICKEL US	437,520	(11,827)
76	JAN 12 SGX TWMSCI IDX	1,920,520	(6,080)
29	JAN 12 SGX TWMSCI IDX	734,570	(580)
3	JAN 12 SGX TWMSCI IDX	76,140	90
14	JAN 13 SOYBEANS	808,730	(40,370)
87	JUL 12 CORN	2,654,036	(222,401)
23	JUL 12 CORN	700,199	(60,238)
11	JUL 12 CORN	337,159	(26,529)
55	JUL 12 CORN	1,811,757	(6,681)
33	JUL 12 LT CRUDE	3,297,817	18,277
21	JUL 12 NYM RBOB GAS	2,405,676	11,311
14	JUL 12 TOCOM KEROSENE	563,336	8,211
320	JUL 12 WHEAT	11,111,077	131,077
3	JUN 12 CATTLE	148,578	(912)
59	JUN 12 HEATNG OIL	7,228,096	175,956
8	JUN 12 LIF 3M EURO SF	2,130,930	(799)
1	JUN 12 LIF 3M EURO SF	266,493	27
365	JUN 12 LIF 3M INT	69,959,807	(1,647)
41	JUN 12 LT CRUDE	4,100,000	21,320
17	JUN 12 LT CRUDE	1,717,000	25,840
20	JUN 12 LT CRUDE	2,001,281	11,681
13	JUN 12 LT CRUDE	1,316,616	23,376
10	JUN 12 LT CRUDE	1,000,754	5,954
6	JUN 12 ME 3M BAX	1,456,461	589
1	JUN 12 ME 3M BAX	242,694	49
7	JUN 12 ME 3M BAX	1,699,155	638
13	JUN 12 TOCOM RUBBER	223,964	1,527
4	JUN 13 TIFFE EURO YEN	1,294,465	65
8	JUN 13 TIFFE EURO YEN	2,588,670	(130)
9	MAR 12 AUSTRALIAN $	913,050	(2,340)
19	MAR 12 B-POUND	1,829,819	(10,806)
15	MAR 12 B-POUND	1,451,112	(2,013)
16	MAR 12 B-POUND	1,553,106	3,106
17	MAR 12 BPOUND/J YEN	3,328,698	39,463
43	MAR 12 BRAZ REAL	2,293,655	18,955
9	MAR 12 CDN DOLLAR	880,410	(3,480)
9	MAR 12 COCOA	228,340	38,530
7	MAR 12 COFFEE 'C'	568,538	(26,944)
16	MAR 12 COFFEE 'C'	1,342,144	(18,956)
4	MAR 12 COFFEE 'C'	339,825	(450)
69	MAR 12 CORN	2,069,520	(160,905)
96	MAR 12 CORN	2,896,900	(206,300)
10	MAR 12 CORN	307,757	(15,493)
1	MAR 12 CORN	32,238	(87)
19	MAR 12 COTTON	884,205	12,105
9	MAR 12 COTTON	423,380	10,280
45	MAR 12 COTTON	2,250,155	184,655
7	MAR 12 EURX DAX INDEX	1,314,450	(21,709)
1	MAR 12 EURX DAX INDEX	195,102	4,222
1	MAR 12 EURX DAX INDEX	188,534	(2,346)
31	MAR 12 EURX E-STXX 50	896,475	(29,428)
2	MAR 12 FDR CATTLE	146,813	(1,988)
25	MAR 12 HEATNG OIL	3,065,895	14,700
24	MAR 12 HI-GRD COPPER	2,008,425	(53,175)
84	MAR 12 ICE BRENT CRD	8,912,400	(64,680)
3	MAR 12 ICE BRENT CRD	322,350	1,740
3	MAR 12 ICE BRENT CRD	319,290	(1,320)
5	MAR 12 ICE BRENT CRD	532,500	(1,850)
3	MAR 12 ICE BRENT CRD	319,650	(960)
20	MAR 12 ICE GAS OIL	1,784,425	(39,575)
7	MAR 12 ICEUSNEWCHFJPY	1,874,398	9,695
3	MAR 12 ICEUSNEWEURGBP	485,670	(727)
16	MAR 12 ICEUSNEWEURJPY	2,628,556	38,457
60	MAR 12 ICEUSNEWEURJPY	9,978,884	266,013
30	MAR 12 IMM EURO FX	4,872,525	9,525
33	MAR 12 IMM EURO FX	5,379,775	30,475
13	MAR 12 IMM EURO FX	2,121,450	14,150
9	MAR 12 IMM EURO FX	1,483,137	24,238
27	MAR 12 IMM EURO FX	4,451,819	75,119
177	MAR 12 IMM EURO FX	29,203,619	511,919
19	MAR 12 IMM EURO FX	3,139,150	59,250
44	MAR 12 IMM EURO FX	7,121,225	(11,175)
10	MAR 12 IMM MEX PESO	355,875	(875)
36	MAR 12 IMM MEX PESO	1,293,125	8,825
14	MAR 12 KC WHEAT	453,950	(47,950)
3	MAR 12 KC WHEAT	106,650	(900)
72	MAR 12 LIF ROBUSTA 10	1,346,400	43,200
19	MAR 12 LIF ROBUSTA 10	363,470	19,570
18	MAR 12 LIF ROBUSTA 10	326,070	270
1	MAR 12 LME ALUM US	53,225	2,894
3	MAR 12 LME ALUM US	157,021	5,978
7	MAR 12 LME ALUM US	353,938	1,160
1	MAR 12 LME ALUM US	49,400	(1,005)
24	MAR 12 LME ALUM US	1,250,700	39,600
26	MAR 12 LME ALUM US	1,361,100	49,075
24	MAR 12 LME ALUM US	1,260,000	48,900
14	MAR 12 LME ALUM US	740,863	34,388
5	MAR 12 LME ALUM US	245,063	(7,250)
48	MAR 12 LME ALUM US	2,390,256	(31,944)
33	MAR 12 LME ALUM US	1,642,212	(23,051)
6	MAR 12 LME ALUM US	297,000	(5,775)
22	MAR 12 LME ALUM US	1,110,038	(138)
3	MAR 12 LME LEAD US	157,425	5,240
2	MAR 12 LME LEAD US	106,168	4,686
1	MAR 12 LME LEAD US	51,000	169
3	MAR 12 LME NICKEL US	315,900	(20,902)
1	MAR 12 LME TIN US	95,375	(577)
5	MAR 12 LME ZINC US	253,375	23,334
9	MAR 12 LME ZINC US	406,744	(8,100)
9	MAR 12 LME ZINC US	409,781	(5,063)
125	MAR 12 LONDON COCOA	3,307,953	633,685
19	MAR 12 LONDON COCOA	430,053	23,565
2	MAR 12 LONDON COCOA	45,300	2,511
36	MAR 12 LONDON COCOA	769,073	(1,116)
39	MAR 12 LT CRUDE	3,884,280	23,280
5	MAR 12 ME 10Y CDN BND	650,734	(6,601)
2	MAR 12 ME S&P CAN 60	262,712	(4,033)
1	MAR 12 NATURAL GAS	30,536	376
33	MAR 12 NATURAL GAS	1,048,110	52,830
34	MAR 12 NATURAL GAS	1,089,650	64,210
2	MAR 12 NATURAL GAS	60,859	539
129	MAR 12 NIKKEI 225-YEN	7,207,611	164,317
3	MAR 12 NY SILVER	445,450	26,725
60	MAR 12 OATS	939,225	10,725
4	MAR 12 OSK NIK 225	450,045	10,913
1	MAR 12 OSK NIK 225	108,354	(1,429)
46	MAR 12 S AFRCAN RAND	2,769,575	(45,050)
149	MAR 12 SGX MINI JGB	27,422,414	(164,934)
19	MAR 12 SGX NIKKEI IDX	1,050,994	6,821
88	MAR 12 SGX NIKKEI IDX	4,933,920	97,752
1	MAR 12 SOYBEAN ML	29,860	(1,450)
11	MAR 12 SOYBEAN ML	344,960	550
34	MAR 12 SOYBEANS	1,905,275	(147,900)
50	MAR 12 SOYBEANS	2,885,000	(134,375)
8	MAR 12 SOYBEANS	483,263	163
36	MAR 12 SUGAR # 11	915,264	(24,192)
17	MAR 12 SUGAR # 11	439,533	(4,099)
69	MAR 12 SUGAR # 11	1,855,090	54,466
42	MAR 12 SUGAR # 11	1,183,851	87,819
9	MAR 12 SUGAR # 11	234,259	(605)
6	MAR 12 SWISS FRANC	795,150	(5,100)
8	MAR 12 SWISS FRANC	1,066,675	(325)
9	MAR 12 SWISS FRANC	1,202,363	1,988
61	MAR 12 SWISS FRANC	8,158,888	23,013
33	MAR 12 SWISS FRANC	4,428,675	27,300
5	MAR 12 SWISS FRANC	675,556	8,681
6	MAR 12 SYBEAN OIL	179,388	(9,324)
53	MAR 12 SYBEAN OIL	1,615,758	(51,198)
1	MAR 12 TSE TOPIX	95,427	844
1	MAR 12 TSE TOPIX	93,283	(1,299)
1	MAR 12 TSE TOPIX	94,777	195
3	MAR 12 TSE TOPIX	284,331	585
1	MAR 12 TSE TOPIX	94,777	195
27	MAR 12 US 2YR T-NOTE	5,954,375	(391)
74	MAR 12 WHEAT	2,229,150	(186,025)
3	MAR 12 WHEAT	90,488	(7,425)
26	MAR 12 WHEAT	789,950	(58,625)
75	MAR 12 WHEAT	2,350,975	(96,838)
19	MAR 12 WHEAT	619,475	(638)
107	MAR 12 WPG CANOLA	1,074,965	(27,144)
16	MAR 13 EURO DLRS	3,969,675	(325)
1	MAR 13 SUGAR # 11	25,648	(515)
1	MAR 13 TIFFE EURO YEN	323,600	(16)
2	MAR 13 TIFFE EURO YEN	647,232	-
1	MAR 13 TIFFE EURO YEN	323,600	(16)
8	MAR 17 EURO DLRS	1,945,364	(2,936)
9	NOV 12 ICE BRENT CRD	949,630	11,380
39	SEP 12 CORN	1,119,420	(76,418)
13	SEP 12 EURO DLRS	3,224,637	(1,475)
8	SEP 12 LIF 3M EURO SF	2,131,143	(1,012)
14	SEP 12 LIF 3M INT	2,682,620	(1,647)
15	SEP 12 NYM RBOB GAS	1,688,072	14,603
3	SEP 12 TIFFE EURO YEN	970,849	(49)
2	SEP 12 TIFFE EURO YEN	647,265	-
4	DEC 12 EURO DLRS	991,938	(513)
227	DEC 12 ICE BRENT CRD	23,603,790	20,760
54	DEC 12 TOCOM PLATINUM	1,260,374	43,848
17	DEC 13 LT CRUDE	1,622,115	11,195
17	DEC 15 LT CRUDE	1,516,744	(23,796)
53	DEC 17 EURO DLRS	12,845,989	(27,049)
25	DEC 18 EURO DLRS	6,053,074	(4,426)
	Net Unrealized Appreciation from Open Short Futures Contracts		$ 1,399,636

	Net Unrealized Appreciation from Open Futures Contracts		$ 5,432,047

* Notional amounts are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts traded by the Fund are based.  While notional amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund's futures contracts, the underlying price changes in relation to the variables specified by the notional amounts affect the fair value of these derivative financial instruments.

	Long Exposure Notional** Amounts	Long Exposure No. of Contracts	Short Exposure Notional** Amounts	Short Exposure No. of Contracts
Futures	1,096,216,619	8,257	(483,589,458)	5,622

** Notional values as set forth in the Statement of Financial Futures does not purport to represent economic value at risk by The Fund. The Fund is fully at risk for approximately its $111,181,058 investment in PFS Fund Limited of which $86,677,168 is related to the investment in Alphametrics Stratetgies Offshore Fund Ltd., represented by the derivatives shown above.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2011  for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Commodity Trading Advisors	$ -	$ 68,973,188	$ -	$ 68,973,188
Corporate Bonds & Notes	-	168,705,853	-	168,705,853
Government & Agency Obligations	-	114,467,390	-	114,467,390
Variation Margin - Open Futures Contracts	31,475,950	-	-	31,475,950
Forward Foreign Currency Contracts	-	460,662	-	460,662
Money Market Fund	5,589,410	-	-	5,589,410
Total	$ 37,065,360	$ 352,607,093	$ -	$ 389,672,453
Liabilities	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts	$ -	$ 795,464	$ -	$ 795,464
Total	$ -	$ 795,464	$ -	$ 795,464

There were no significant transfers into or out of Level 1 and Level 2 during the current period presented. It's the Fund's policy to recongnize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Princeton Futures Strategy Fund ("PFSF") with PFS Fund Limited ("PFS-CFC") – The Consolidated Portfolio of Investments includes the accounts of PFS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

PFSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with PFSF's investment objectives and policies.

PFS-CFC, through its investments in managed futures programs, utilizes commodity based derivative products to facilitate PFSF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, PFSF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the PFSF Prospectus.

A summary of the PFSF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at December 31, 2011		% of Fund Net Assets at December 31, 2011
PFS-CFC	8/23/10	$111,181,058		24.67%

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Futures Contracts – PFS-CFC is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

As of December 31, 2011, the PFSF-CFC had the following open forward currency contracts:

Foreign Currency ^	Currency	Currency Amount Purchased	Cost (US $)	Fair Value	Unrealized Appreciation (Depreciation)
To Buy:
Brazilian Real	BRL	3,291,300	$ 1,788,750	$ 1,766,477	$ (22,273)
Canadian Dollars	CAD	1,460,000	2,340,880	2,262,582	(78,298)
Canadian Dollars	CAD	1,480,000	2,348,995	2,294,207	(54,788)
Canadian Dollars	CAD	20,000	31,742	31,002	(740)
Canadian Dollars	CAD	35,142	34,487	34,033	(454)
Canadian Dollars	CAD	330	319	323	4
Canadian Dollars	CAD	20,394	19,718	20,005	287
Japanese Yen	JPY	2,560,000	2,477,085	2,470,271	(6,814)
Japanese Yen	JPY	3,620,000	3,531,488	3,492,426	(39,062)
Japanese Yen	JPY	4,140,000	4,046,821	3,989,241	(57,580)
Japanese Yen	JPY	3,077,120	39,989	40,489	500
Japanese Yen	JPY	7,638,200	98,121	99,282	(1,161)
Japanese Yen	JPY	3,013,920	39,223	39,053	170
New Taiwanese Dollar	TWD	20,000,000	662,691	661,713	(978)
New Taiwanese Dollar	TWD	60,000,000	1,988,731	1,985,140	(3,591)
Russian Rouble (New)	RUB	216,369,800	6,799,805	6,641,805	(158,000)
Singapore Dollar	SGD	3,760,000	4,689,704	4,693,892	4,188
South Korean Won	KRW	10,397,200	8,963,490	8,918,432	(45,058)
South Korean Won	KRW	750,000,000	643,059	643,529	470
			Unrealized depreciation on foreign currency contracts		$ (463,178)

Foreign Currency ^	Currency	Currency Amount Purchased	Cost (US $)	Fair Value	Unrealized Appreciation (Depreciation)
To Sell:
Brazilian Real	BRL	3,291,300	$ 1,749,668	$ 1,766,477	$ (16,809)
Canadian Dollars	CAD	1,760,000	2,382,660	2,281,892	100,768
Canadian Dollars	CAD	1,460,000	2,308,508	2,264,657	43,851
Canadian Dollars	CAD	1,480,000	2,331,118	2,296,312	34,806
Canadian Dollars	CAD	20,000	31,448	31,031	417
Canadian Dollars	CAD	2,260,000	3,502,206	3,507,650	(5,444)
Indian Rupee	INR	75,000,000	1,366,369	1,393,039	(26,670)
Indonesian Rupiah	IDR	23,310,000,000	2,532,319	2,539,884	(7,565)
Indonesian Rupiah	IDR	10,397,200,000	8,800,000	8,918,432	(118,432)
Indonesian Rupiah	IDR	5,816,706,994	622,108	633,795	(11,687)
Japanese Yen	JPY	2,560,000	2,602,155	2,597,080	5,075
Japanese Yen	JPY	3,620,000	2,526,407	2,559,325	(32,918)
Japanese Yen	JPY	1,680,000	3,559,563	3,618,328	(58,765)
Japanese Yen	JPY	4,140,000	4,153,553	4,133,054	20,499
New Taiwanese Dollar	TWD	1,500,000	779,221	780,911	(1,690)
New Taiwanese Dollar	TWD	130,000,000	4,295,746	4,301,137	(5,391)
New Taiwanese Dollar	TWD	10,000,000	329,164	330,857	(1,693)
New Taiwanese Dollar	TWD	40,000,000	1,316,222	1,323,857	(7,635)
New Taiwanese Dollar	TWD	10,000,000	330,579	330,857	(278)
New Turkish Lira	TRY	3,181,500	1,690,938	1,655,990	34,948
New Turkish Lira	TRY	4,595,000	2,442,200	2,391,726	50,474
New Turkish Lira	TRY	2,706,900	1,400,000	1,408,958	(8,958)
New Turkish Lira	TRY	2,615,996	1,358,959	1,361,642	(2,683)
Polish Zloty (New)	PLN	2,000,000	564,207	575,129	(10,922)
Polish Zloty (New)	PLN	1,000,000	288,809	287,564	1,245
Polish Zloty (New)	PLN	1,000,000	287,233	287,564	(331)
Russian Rouble (New)	RUB	216,369,800	6,700,000	6,641,805	58,195
Russian Rouble (New)	RUB	40,000,000	1,239,157	1,228,207	10,950
Singapore Dollar	SGD	3,280,000	4,463,102	4,369,287	93,815
South Korean won	KRW	750,000,000	634,733	643,529	(8,796)
			Unrealized appreciation on foreign currency contracts		$ 128,376

		Total net unrealized depreciation on open foreign currency contracts			$ (334,802)

^ All or a portion of this investment is a holding of AlphaMetrix Stratetgies Offshore Fund Ltd, a commodity trading advisor.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of December 31, 2011 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain/(Loss)
Commodity contracts	$ 784,548
Equity contracts	266,401
Foreign exchange contracts	1,560,368
Interest rate contracts	2,485,928
Total	$ 5,097,245

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

2/29/12

By (Signature and Title)

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

2/29/12